As filed with the Securities and Exchange Commission on April 27, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Address of principal executive offices) (Zip code)

Robert McIver
2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.

The Jensen Portfolio, Inc.
Schedule of Investments
February 28, 2007 (Unaudited)
(showing percentage of total net assets)

SHARES		VALUE
	Common Stock - 98.02%
	Beverages - 5.51%
938,000	The Coca-Cola Company	$43,785,840
1,338,000	PepsiCo, Inc.	84,494,700
		128,280,540
	Capital Markets - 4.18%
2,092,000	T. Rowe Price Group Inc.	97,403,520
	Chemicals - 2.93%
1,613,000	Ecolab, Inc.	68,229,900
	Commercial Banks - 3.16%
2,119,000	Wells Fargo & Company	73,529,300
	Commercial Services & Supplies - 3.65%
2,194,000	Equifax, Inc.	84,951,680
	Electrical Equipment - 4.82%
2,609,000	Emerson Electric Co.	112,421,810
	Electronic Equipment & Instruments - 3.11%
1,167,000	CDW Corporation	72,447,360
	Food & Staples Retailing - 3.63%
2,563,000	Sysco Corporation	84,476,480
	Health Care Equipment & Supplies - 10.05%
1,879,400	Medtronic, Inc.	94,646,584
2,250,000	Stryker Corporation	139,545,000
		234,191,584
	Health Care Providers & Services - 3.33%
2,328,000	Patterson Companies Inc. (a)	77,708,640
	Household Products - 10.64%
651,000	The Clorox Company	41,247,360
1,403,000	Colgate-Palmolive Company	94,506,080
1,767,000	The Procter & Gamble Company	112,186,830
		247,940,270
	Industrial Conglomerates - 8.90%
1,295,500	3M Co.	95,970,640
3,187,800	General Electric Company	111,317,976
		207,288,616
	IT Services - 7.35%
2,115,500	Automatic Data Processing, Inc.	105,330,745
1,625,000	Paychex, Inc.	66,023,750
		171,354,495
	Media - 10.58%
1,996,000	The McGraw-Hill Companies, Inc.	128,961,560
1,134,500	Omnicom Group Inc.	117,545,545
		246,507,105
	Pharmaceuticals - 9.44%
2,182,000	Abbott Laboratories	119,180,840
1,599,500	Johnson & Johnson	100,848,475
		220,029,315
	Software - 3.76%
3,109,200	Microsoft Corporation	87,586,164
	Specialty Retail - 2.98%
1,738,000	Bed Bath & Beyond, Inc. (a)	69,328,820

	Total Common Stock (Cost $1,739,613,407)	2,283,675,599

PRINCIPAL AMOUNT
	Short Term Investments - 1.54%
	Commercial Paper - 1.49%
$ 34,753,000	Rabobank USA Finance Corporation, 5.31%,
	3/1/2007	34,753,000
	Variable Rate Demand Notes (b) - 0.05%
5,909	American Family Demand Note,
	4.93%	5,909
1,048,894	Wisconsin Corporate Central Credit Union,
	4.99%	1,048,894
		1,054,803

	Total Short Term Investments (Cost $35,807,803)	35,807,803
	Total Investments - 99.56% (Cost $1,775,421,210)	2,319,483,402
	Other Assets in Excess of Liabilities - 0.44%	10,349,730
	NET ASSETS - 100.00%	$2,329,833,132

(a) Non-Income Producing
(b) Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates shown are as of February 28, 2007.

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows*:

Cost of investments	$1,775,421,210

Gross unrealized appreciation	555,119,953
Gross unrealized depreciation	(11,057,761)
Net unrealized appreciation	$544,062,192

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Jensen Portfolio, Inc.

By (Signature and Title) /s/Robert McIver
Robert McIver, President

Date    4/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Robert McIver
Robert McIver, President

Date    4/27/2007

By (Signature and Title) /s/Brian Ferrie
Brian Ferrie, Treasurer

Date    4/27/2007